Right-of-use asset and lease liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	R$ 266,300	R$ 308,983	R$ 252,600
Additions to right-of-use assets	37,875	189,115
Depreciation, right-of-use assets	(76,726)	(77,965)
Right-of-use assets, write-offs	(869)	(43,588)
Increase (decrease) through transfers, right-of-use assets	0
Acquisitions through business combinations, right-of-use assets	788
Assets classified as held for sale	(3,751)	(11,179)
Real Estates [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	168,753	206,609	162,614
Additions to right-of-use assets	16,153	64,248
Depreciation, right-of-use assets	(12,331)	(10,909)
Right-of-use assets, write-offs	0	(736)
Increase (decrease) through transfers, right-of-use assets	(38,715)
Acquisitions through business combinations, right-of-use assets	788
Assets classified as held for sale	(3,751)	(8,608)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	67,629	66,803	85,475
Additions to right-of-use assets	16,757	81,259
Depreciation, right-of-use assets	(53,560)	(54,508)
Right-of-use assets, write-offs	(869)	(42,852)
Increase (decrease) through transfers, right-of-use assets	38,498
Acquisitions through business combinations, right-of-use assets	0
Assets classified as held for sale	0	(2,571)
Equipments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	29,918	35,571	R$ 4,511
Additions to right-of-use assets	4,965	43,608
Depreciation, right-of-use assets	(10,835)	(12,548)
Right-of-use assets, write-offs	0	0
Increase (decrease) through transfers, right-of-use assets	217
Acquisitions through business combinations, right-of-use assets	0
Assets classified as held for sale	R$ 0	R$ 0